Short-term Loan and Current Portion of Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short-term loan and current portion of long-term debt

	Balance at December 31, 2022,			Balance at December 31, 2023
	Interest Rate Range	Maturity Date	Amount	Interest Rate Range	Maturity Date	Amount
			RMB in thousands			RMB in thousands

Unsecured bank loans	3.10%~3.70%	Within 12 months	1,242,882	3.00%~3.26%	Within 12 months	1,401,986
Unsecured borrowing	3.79%	Within 12 months	240,871	—	—	—
April 2026 Notes (Note 14)	—	—	—	1.375%	Within 12 months	3,017,339
December 2026 Notes (Note 14)	—	—	—	0.50%	Within 12 months	3,036,428
2027 Notes (Note 14)	1.25%	Within 12 months	5,137,633	—	—	—

Total			6,621,386			7,455,753